Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2016	2017	2018
A	30%	28%	27%
B	28%	29%	27%
C	14%	16%	10%
D	19%	21%	24%
Total	91%	94%	88%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the years ended December 31,
	2016	2017	2018
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	164,898	178,986	113,714
Restricted cash – current portion	6,882	7,238	5,600
Restricted cash – non-current portion	38,783	32,661	47,177
Total cash, cash equivalents and restricted cash	$210,563	$218,885	$166,491